revenue from contracts with customers - Contract assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract assets
Contract assets at beginning of period	$ 908	$ 877
Net additions arising from operations	1,531	1,483
Amounts billed in the period and thus reclassified to accounts receivable	(1,550)	(1,456)
Change in impairment allowance, net	4	1
Other	5	3
Contract assets at end of period	898	908
Reconciliation of contract assets presented in the Consolidated statements of financial position - current
Gross contract assets	595	588
Reclassification to contract liabilities of contracts with contract assets less than contract liabilities	(13)	(14)
Reclassification from contract liabilities of contracts with contract liabilities less than contract assets	(137)	(133)
Current contract assets	445	441
The 12-month period ending one year hence
Contract assets
Contract assets at beginning of period	588
Contract assets at end of period	595	588
The 12-month period ending two years hence
Contract assets
Contract assets at beginning of period	266
Contract assets at end of period	250	266
Thereafter
Contract assets
Contract assets at beginning of period	54
Contract assets at end of period	$ 53	$ 54